UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEI New ways.
    New answers.(R)




SEI Liquid Asset Trust
--------------------------------------------------------------------------------


Semi-Annual Report as of December 31, 2007

--------------------------------------------------------------------------------

Prime Obligation Fund

TABLE OF CONTENTS

--------------------------------------------------------------------------------

Schedule of Investments                                                       1
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           3
--------------------------------------------------------------------------------
Statement of Operations                                                       4
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           5
--------------------------------------------------------------------------------
Financial Highlights                                                          6
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 7
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                  11
--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

December 31, 2007
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

52.0%  Commercial Paper
26.9%  Repurchase Agreements
12.9%  Corporate Obligations
 5.3%  U.S. Government Agency Obligation
 2.9%  Insurance Funding Agreement

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 5.2%
   FHLB
       3.250%, 01/02/08                                $ 55,000      $   54,995
                                                                     -----------
Total U.S. Government Agency Obligation
   (Cost $54,995) ($ Thousands)                                          54,995
                                                                     -----------
COMMERCIAL PAPER (A) (F) -- 52.0%

FINANCIAL SERVICES -- 52.0%
   CAFCO LLC
       5.136%, 01/04/08                                  20,000          19,991
   CRC Funding LLC
       5.107%, 02/04/08                                  25,000          24,881
   Chariot Funding LLC
       5.368%, 01/25/08                                  15,000          14,947
   Ciesco LLC
       5.400%, 01/28/08                                   3,550           3,536
       5.107%, 02/04/08                                  20,000          19,905
       5.041%, 02/11/08                                  25,000          24,858
   Citigroup
       4.951%, 02/14/08                                  25,000          24,850
   Concord Minutemen Capital Corporation
       6.292%, 01/18/08                                  15,000          14,956
       5.303%, 01/23/08                                  10,000           9,968
       5.270%, 02/15/08                                  25,000          24,837
   Crown Point Capital Corporation
       6.292%, 01/18/08                                  15,000          14,956
   Fairway Finance Corporation
       5.049%, 01/24/08                                  25,000          24,920
   Falcon Asset Securitization Corporation
     LLC
       5.136%, 01/07/08                                  25,000          24,979
   Fcar Owner Trust I
       5.034%, 01/03/08                                  10,000           9,997
   Fcar Owner Trust II
       5.994%, 03/17/08                                  15,000          14,813
   Gemini Securities Corporation LLC
       5.740%, 01/25/08                                  25,000          24,905
   Grampian Funding LLC
       4.911%, 01/24/08                                  40,000          39,875
   Issuer Entity LLC (C) (G) (H) (K)
       5.096%, 10/30/08                                  14,499          12,899
   Jupiter Securitization Corporation
       5.250%, 01/22/08                                  20,000          19,939

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lexington Parker Capital
       5.270%, 02/15/08                                $ 11,000      $   10,928
       5.273%, 02/20/08                                  10,000           9,928
   Liberty Lighthouse
       6.002%, 01/07/08                                   4,032           4,028
       5.777%, 04/24/08                                  20,161          19,800
   Rams Funding Three LLC
       5.496%, 02/11/08                                  19,900          19,900
   Solitaire Funding LLC
       5.401%, 01/28/08                                  25,000          24,900
   Surrey Funding Corporation
       6.146%, 01/25/08                                  20,000          19,919
       5.207%, 01/31/08                                  15,000          14,936
   Thornburg Mortgage Capital Resource
     144A (B)
       5.205%, 03/03/08                                  20,000          19,999
   Victory Receivables Corporation
       5.162%, 02/08/08                                  10,000           9,946
   Wal-Mart Funding Discount
       5.174%, 01/28/08                                  20,000          19,923
                                                                     -----------
Total Commercial Paper
   (Cost $545,812) ($ Thousands)                                        544,219
                                                                     -----------

CORPORATE OBLIGATIONS (E) (F) -- 12.9%

FINANCIAL SERVICES -- 12.9%
   Asscher Finance Corporation MTN
     (B) (G) (H)
       5.500%, 07/16/08                                   6,590           6,560
   Axon Financial Fund LLC MTN
     (B) (G) (H) (J)
       5.230%, 04/04/08                                  15,000          13,950
   Bear Stearns MTN
       4.330%, 01/09/08                                  20,000          20,000
   Cheyne Finance MTN (B) (G) (H) (I)
       4.313%, 03/25/08                                  10,000           8,600
   Cullinan Finance Corporation MTN
     (B) (G) (H)
       4.320%, 03/25/08                                  15,000          14,967
   General Electric Capital Corporation
       5.290%, 01/03/08                                  11,500          11,500
   JPMorgan Chase
       5.218%, 09/11/08                                  15,000          15,000
   Liquid Funding Ltd. MTN (B) (G) (H)
       4.325%, 04/10/08                                  10,000          10,000
   SLM Corporation MTN (B)
       4.959%, 04/18/08                                  15,000          15,000
   Stanfield Victoria Funding LLC
     MTN (B) (G) (H) (L)
       4.320%, 03/20/08                                  20,000          19,851
                                                                     -----------
Total Corporate Obligations
   (Cost $138,087) ($ Thousands)                                        135,428
                                                                     -----------


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007                1

Prime Obligation Fund (Concluded)

December 31, 2007
--------------------------------------------------------------------------------

                                                   Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENT (C) (E) -- 2.9%

INSURANCE -- 2.9%
   MetLife Funding Agreement
       5.313%, 07/11/08                                $ 30,000      $   30,000
                                                                     -----------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                     -----------

REPURCHASE AGREEMENTS (D) -- 26.9%
   Deutsche Bank Securities
     4.250%, dated 12/31/07,
     to be repurchased on 01/01/08,
     repurchase price $223,588,779
     (collateralized by various FHLB/
     FHLMC/FNMA obligations, ranging
     in par value $11,379,000-
     $30,000,000, 0.000%-7.125%,
     01/04/08-03/05/19, with a total
     market value $228,007,087)                         223,536         223,536
   Lehman Brothers
     4.200%, dated 12/31/07, to be
     repurchased on 01/01/08,
     repurchase price $58,013,348
     (collateralized by a U.S. Government
     obligation, par value $59,995,000,
     0.000%, 04/30/08, with a total
     market value $59,161,071)                           58,000          58,000
                                                                     -----------

Total Repurchase Agreements
   (Cost $281,536) ($ Thousands)                                        281,536
                                                                     -----------

CAPITAL SUPPORT AGREEMENT (G) -- 0.0%
   SEI Capital Support Agreement                             --              --
                                                                     -----------
Total Capital Support Agreement                                              --
                                                                     -----------
Total Investments -- 99.9%
   (Cost $1,050,430) ($ Thousands)                                   $1,046,178
                                                                     ===========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,046,768 ($ Thousands).

(A)   The rate reported is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Securities considered restricted. The total value of such securities as of December 31, 2007 was $42,899 ($ Thousands) and represented 4.1000% of Net Assets.

(D)   Tri-Party Repurchase Agreement

(E) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on December 31, 2007. The demand and interest net asset feature give this security a shorter effective maturity date.

(F) Securities are held in connection with a letter of credit issued by a major bank.

(G) This security is covered by a Capital Support Agreement ("Agreement") between the Fund and SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using market values to drop below $0.9950. As of December 31, 2007, the market value of the Agreement was $0.

(H) The value shown is the market value as of December 31, 2007. Please refer to Note 8 for the amortized cost value as of December 31, 2007.

(I) On October 17, 2007, due to deterioration in the market value of the assets of Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(J) On November 21, 2007, due to deterioration in the market value of the assets of Axon Financial Funding, LLC ("Axon"), provisions in the organizational documents of Axon were triggered that caused the notes issued by Axon to become immediately due and payable. Since no payments have been received, the Axon notes are in default.

(K) Notes issued by Issuer Entity LLC were received by the Fund in connection with a restructuring of Ottimo Funding Ltd. ("Ottimo") on November 2, 2007. The Fund previously held notes issued by Ottimo, which had defaulted prior to the restructuring.

(L)   Please refer to Note 9 for more information regarding this security.

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
Ltd -- Limited
MTN -- Medium Term Note

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
2                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007

Statement of Assets and Liabilities ($ Thousands)

as of December 31, 2007 (Unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                                          PRIME OBLIGATION
                                                                                                      FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at Market Value (Cost $768,894)                                               $     764,642
   Repurchase Agreement (Cost $281,536)                                                            281,536
   Cash                                                                                                  1
   Accrued Income                                                                                    1,527
   Prepaid expenses                                                                                     20
-----------------------------------------------------------------------------------------------------------
   Total Assets                                                                                  1,047,726
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Income Distribution                                                                     412
   Payable due to Administrator                                                                        329
   Payable due to Investment Adviser                                                                    47
   Chief Compliance Officer Fees Payable                                                                 2
   Trustees Fees Payable                                                                                 1
   Accrued expenses                                                                                    167
-----------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                   958
-----------------------------------------------------------------------------------------------------------
   Net Assets                                                                                $   1,046,768
-----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in Capital                                                                           $   1,051,069
   Distributions in excess of Net Investment Income                                                     (3)
   Accumulated net realized loss on investments                                                        (46)
   Net Unrealized Depreciation on Investments                                                       (4,252)
-----------------------------------------------------------------------------------------------------------
   Net Assets                                                                                $   1,046,768
-----------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share -- Class A Shares
     ($1,046,768,198 / 1,051,068,854)                                                        $        1.00
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007                3

Statement of Operations ($ Thousands)

For the six month period ended December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------------
                                                                     PRIME OBLIGATION
                                                                                 FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                       $     24,799
--------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                          1,986
   Shareholder Servicing Fees -- Class A                                        1,182
   Investment Advisory Fees                                                       233
   Trustees' Fees                                                                   9
   Chief Compliance Officer Fees                                                    2
   Printing Fees                                                                   88
   Professional Fees                                                               24
   Registration Fees                                                               14
   Custodian/Wire Agent Fees                                                       11
   Insurance Expense                                                                5
   Other Expenses                                                                   8
--------------------------------------------------------------------------------------
   Total Expenses                                                               3,562
--------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                         (298)
     Shareholder Servicing Fees -- Class A                                     (1,182)
--------------------------------------------------------------------------------------
   Net Expenses                                                                 2,082
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          22,717
======================================================================================
   Net Realized Gain on Investments                                                 9
   Net Change in Unrealized Depreciation on Investments                        (4,252)
--------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments                             (4,243)
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                       $     18,474
======================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
4                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007

Statement of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2007 (Unaudited) and the year ended June 30, 2007

--------------------------------------------------------------------------------------
                                                                     PRIME OBLIGATION
                                                                                 FUND
--------------------------------------------------------------------------------------
                                                           07/01/07 to    07/01/06 to
                                                              12/31/07        6/30/07
--------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                  $     22,717   $     41,318
   Net Realized Gain (Loss) on Investments                           9             (8)
   Net Change in Unrealized Depreciation on Investments         (4,252)            --
--------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                            18,474         41,310
--------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income:
     Class A                                                   (22,720)       (41,318)
--------------------------------------------------------------------------------------
   Total Dividends                                             (22,720)       (41,318)
--------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued                             3,399,006      5,702,025
     Reinvestment of Dividends                                  20,100         39,448
     Cost of Shares Redeemed                                (3,173,622)    (5,791,532)
--------------------------------------------------------------------------------------
   Increase (decrease) in Net Assets Derived
     from Capital Share Transactions                           245,484        (50,059)
--------------------------------------------------------------------------------------
   Net Increase (decrease) in Net Assets                       241,238        (50,067)
--------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                      $    805,530   $    855,597
--------------------------------------------------------------------------------------
   END OF YEAR                                            $  1,046,768   $    805,530
======================================================================================
   Distributions in excess of Net Investment Income       $         (3)  $         --
======================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007                5

Financial Highlights

For the six month period ended December 31, 2007 (Unaudited) and the years ended June 30,

For a share outstanding throughout each year

------------------------------------------------------------------------------------------
                                       Net Realized
                                                and
              Net Asset                  Unrealized        Total    Dividends
                 Value,          Net          Gains         from     from Net
              Beginning   Investment             on   Investment   Investment       Total
              of Period       Income     Securities   Operations       Income   Dividends
------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
   CLASS A:
   2007*          $1.00        $0.02            $--        $0.02      $ (0.02)     $(0.02)
   2007            1.00         0.05             --         0.05        (0.05)      (0.05)
   2006            1.00         0.04             --         0.04        (0.04)      (0.04)
   2005            1.00         0.02             --         0.02        (0.02)      (0.02)
   2004            1.00         0.01             --         0.01        (0.01)      (0.01)
   2003            1.00         0.01             --         0.01        (0.01)      (0.01)

--------------------------------------------------------------------------------------------
                                                                    Ratio of
                                                                    Expenses   Ratio of Net
                                                       Ratio of   to Average     Investment
               Net Asset                Net Assets     Expenses   Net Assets         Income
              Value, End     Total   End of Period   to Average   (Excluding     to Average
               of Period   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
--------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
   CLASS A:
   2007*           $1.00      2.46%     $1,051,020         0.44%        0.75%          4.80%
   2007             1.00      5.05         805,530         0.44         0.76           4.94
   2006             1.00      3.88         855,597         0.44         0.76           3.82
   2005             1.00      1.81         698,956         0.44         0.77           1.77
   2004             1.00      0.68         887,109         0.44         0.77           0.68
   2003             1.00      1.12       1,050,594         0.44         0.76           1.11

* For the six month period ended December 31, 2007. All ratios have been annualized.

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007

Notes to Financial Statements (Unaudited)

December 31, 2007

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the "Fund"). The Trust is registered to offer Class A shares of the Fund. A description of the Fund's investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Fund invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2008, in order to keep total operating expenses, net of SEI Investments Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of the Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

U.S. Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

CAPITAL SUPPORT AGREEMENT -- The Fund has entered into a Capital Support Agreement with SEI. Please see Note 8 for more information.

--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007                7

December 31, 2007

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as the Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC ("Columbia"), serves as the Fund's investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Fund.

5. FEDERAL INCOME TAXES

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                       Ordinary Income
--------------------------------------------------------------------------------
         2007                                              $41,318
         2006                                              $27,787

As of June 30, 2007, the components of accumulated losses on a tax basis were as follows ($ Thousands):

Capital Loss Carryforwards:
               Expiring in 2011                                         $   (39)
               Expiring in 2013                                              (3)
               Expiring in 2014                                              (1)
               Expiring in 2015                                              (4)
Undistributed Ordinary Income                                             3,312
Post-October Losses                                                          (8)
Other Temporary Differences                                              (3,312)
                                                                        --------
      Total Accumulated Losses                                          $   (55)
                                                                        ========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at December 31, 2007, were as follows:
--------------------------------------------------------------------------------
                                                                 Net Unrealized
                         Federal    Appreciated    Depreciated    Appreciation/
                        Tax Cost     Securities     Securities   (Depreciation)
                   ($ Thousands)  ($ Thousands)  ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Prime Obligation
   Fund               $1,050,430          $  --       $(4,252)         $(4,252)

Post-October losses represent losses realized on investment transactions from November 1, 2006 through June 30, 2007, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements' upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to


--------------------------------------------------------------------------------
8                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007
the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

7. RESTRUCTURING FUND

At a meeting held on June 29, 2007, the Board approved the liquidation of the Trust in connection with a limited restructuring of some SEI Funds, in which case it was planned that nearly all of the Prime Obligation Fund's shareholders would become shareholders of a Prime Obligation Fund that is being established within another trust in the SEI Funds Complex. However, in light of recent volatility in the money markets, the liquidation has been postponed. The adviser and the Board will continue to monitor the situation to determine when and if the restructuring and the related liquidation of the Trust should proceed. Unless and until such liquidation occurs, the Fund will continue to operate normally.

Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As the U.S. generally accepted accounting principles for investment companies are materially consistent with the liquidation basis of accounting, the financial statements for the Fund have been prepared in conformity with both accounting methods.

8. CAPITAL SUPPORT AGREEMENT

On December 3, 2007, the Fund entered into a Capital Support Agreement with SEI Investments Company ("SEI"), which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to the aggregate limit of $1.5 million, if the Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Fund which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9950. The Eligible Notes held in the Fund on December 31, 2007 are footnoted on the Schedule of Investments. On February 15, 2008, the Agreement was amended to increase the maximum contribution amount to $3 million. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9950, or (iii) the remaining amount of the aggregate limit of the Capital Support Agreement, taking into account all prior contributions. SEI's obligations under the Agreement are supported by a Letter of Credit issued by a bank having a First Tier credit rating. The Fund will draw on the Letter of Credit in the event that SEI fails to make a cash contribution when due under the Agreement.

The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Fund is not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if the Affiliate substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is December 1, 2008, although that date may be extended upon agreement of SEI and the Fund, subject to the prior approval of the staff of the U.S. Securities and Exchange Commission.

The following table shows the Eligible Notes and their amortized cost and fair market value as of December 31, 2007.

                                              Amortized    Market     Unrealized
Description                          Shares        Cost     Value   Depreciation
                                                  (000)     (000)          (000)
--------------------------------------------------------------------------------
Asscher Finance
   Corporation MTN
   5.500%, 07/16/08                 $ 6,590     $ 6,590   $ 6,560   $       (30)

Axon Financial Fund
   LLC MTN
   5.230%, 04/04/08                  15,000      15,000    13,950        (1,050)

Cheyne Finance
   Corporation
   4.313%, 03/25/08                  10,000       9,999     8,600        (1,399)

Cullinan Finance MTN
   4.320, 03/25/08                   15,000      14,999    14,967           (32)

Liquid Funding Ltd. MTN
   4.325%, 04/10/08                  10,000      10,000    10,000            --

Issuer Entity LLC
   5.096%, 10/30/08                  14,499      14,493    12,900        (1,593)

Stanfield Victoria
   Funding LLC
   4.320%, 03/20/08                  20,000      19,999    19,851          (148)
                                    -------   ---------   -------   -----------
            Totals                   91,089      91,080    86,828        (4,252)
                                    =======   =========   =======   ===========


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007                9

Notes to Financial Statements (Unaudited) (Concluded)

December 31, 2007

9. SUBSEQUENT EVENT

On January 18, 2008, due to deterioration in the market value of the assets of Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes have gone into default. Since that time, this security's valuation has been determined in accordance with fair value for purposes of calculating the Fund's "mark-to-market" net asset value. As of the time of this filing, there is a material difference between the fair value of this security and its amortized cost.




--------------------------------------------------------------------------------
10               SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------

                                       BEGINNING     ENDING                 EXPENSES
                                        ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE       VALUE       EXPENSE     DURING
                                         7/1/07    12/31/07      RATIOS      PERIOD*
------------------------------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS A
------------------------------------------------------------------------------------
ACTUAL FUND RETURN                     $1,000.00   $1,024.60         0.44%    $2.24
HYPOTHETICAL 5% RETURN                  1,000.00    1,022.92         0.44      2.24

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2007               11

Notes

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2007

As of February 28, 2008

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson


OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER


INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI New ways.
    New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)





SEI-F-103 (12/07)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable for semi-annual report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Liquid Asset Trust


By (Signature and Title)*                   /s/ Robert A. Nesher
                                            --------------------
                                            Robert A. Nesher
                                            President & CEO

Date: March 10, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Robert A. Nesher
                                            --------------------
                                            Robert A. Nesher
                                            President & CEO

Date: March 10, 2008

By (Signature and Title)*                   /s/ Stephen F. Panner
                                            ---------------------
                                            Stephen F. Panner
                                            Controller & CFO

Date: March 10, 2008

* Print the name and title of each signing officer under his or her signature.